GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Accumulated Deficit	$ 11,314,113	$ 8,688,967	$ 2,852,598